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                                                         February 17, 2006



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account
    Registration Nos. 333-49230, 333-62238, and 333-62242

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Pruco Life Insurance Company of New Jersey, on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"), hereby certifies:
(1) that the text of the Account's most recent post-effective amendments with respect to each of the above referenced registration statements have been filed electronically; and (2) that the forms of the Statements of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendments.


                                     Respectfully submitted,



                                      /s/ C. Christopher Sprague
                                     -----------------------------
                                     C. Christopher Sprague
                                     Vice President and Corporate Counsel
                                     The Prudential Insurance Company of America